Share-based payments - Summary of RSU granted agreements (Detail)	12 Months Ended
Dec. 31, 2019
Tier A RSU [Member] | Time Based Share Options [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	All remaining time-based RSUs vested on July 26, 2019
Tier A RSU [Member] | Time Based Share Options [Member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	Grading vesting, 20% per year from November 18, 2016 to November 18, 2020
Tier A RSU [Member] | Performance Based Share Option [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	40% of the original performance vested RSU vested on July 26, 2019, with the remaining 60% forfeited immediately
Tier A RSU [Member] | Performance Based Share Option [Member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	To determine on December 31, 2020 based on a cumulative financial target
Tier A RSU [Member] | Written put options [member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	WEH to purchase back at the price of USD833.88. Some of the purchase was made in August 2019, while the remaining portion will be paid in January 2021.
Tier A RSU [Member] | Written put options [member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	WEH to purchase back at fair market value at various dates or events, as defined in the Agreement
Non Executive RSU [Member] | Time Based Share Options [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	A pro rata portion which calculated based on the days of employed by the staff of the time vested RSUs shall become vested and nonforfeitable. The remaining time vested RSUs shall become 100% vested and nonforfeitable on the earlier to occur of January 1, 2021 or an involuntary termination of the employment without cause. The staff will forfeit any time based RSUs for any other reason prior to January 1, 2021.
Non Executive RSU [Member] | Time Based Share Options [Member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	Cliff vesting on January 1, 2021
Non Executive RSU [Member] | Performance Based Share Option [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	40% of the performance vested RSUs that will vest and forfeit similarly to the time based RSUs. The remaining 60% will be forfeited immediately. <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Non Executive RSU [Member] | Performance Based Share Option [Member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	To determine on December 31, 2020 based on a cumulative financial target
Non Executive RSU [Member] | Written put options [member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	WEH to purchase back at the price of USD833.88 in January 2021
Non Executive RSU [Member] | Written put options [member] | Equity Incentive Plan [Member]
Disclosure Of RSU Granted Agreements [Line Items]
Description Of Vesting Condition	WSH to purchase back at fair value, starting from December 31, 2023